Interests in Associates - Details of Principal Associates Accounted for under Equity Method (Detail)		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018
China Tower [member]
Disclosure of associates [line items]
Attributable equity interest		20.50%	[1]	20.50%
Principal activities	[1]	Construction, maintenance and operation of telecommunications towers as well as ancillary facilities
Shanghai Info Investment Incorporation [member]
Disclosure of associates [line items]
Attributable equity interest		24.00%	[2]	24.00%
Principal activities	[2]	Provision of information technology consultancy services

[1]	China Tower Corporation Limited (“China Tower”) is established and operated in the PRC, and listed on the Main Board of The Stock Exchange of Hong Kong Limited on August 8, 2018. Income from investments in associates for the year ended December 31, 2018 includes: (a) a one-off gain amounting to RMB1,170 arising from the dilution of the Company’s share in China Tower in respect of China Tower’s listing, including those released from the deferred gain from the disposal of telecommunications towers and related assets (the “Tower Assets Disposal”); and (b) share of profits of associates.
[2]	Shanghai Information Investment Incorporation (“Shanghai Info-investment”) is established and operated in the PRC and is not traded on any stock exchange.